CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 15,890	$ 9,074
Cost of revenues	7,081	4,761
Gross profit before fair value adjustments	8,809	4,313
Fair value adjustments:
Unrealized change in fair value of biological assets	11,781	5,990
Realized fair value adjustments on inventory sold in the period	(10,122)	(6,374)
Total fair value adjustments	1,659	(384)
Gross profit after fair value adjustments	10,468	3,929
General and administrative expenses	11,413	6,422
Selling and marketing expenses	3,782	1,240
Research and development expenses	136	233
Listing cost of reverse acquisition		3,632
Share-based compensation	3,382	2,677
Total operating expenses	18,713	14,204
Operating loss	(8,245)	(10,275)
Finance income	277	3,653
Finance expenses	(20,504)	(707)
Finance income (expense), net	(20,227)	2,946
Loss before income taxes	(28,472)	(7,329)
Income tax expense, net	262	90
Net Loss	(28,734)	(7,419)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Re-measurement loss on defined benefit plans	(30)	(29)
Exchange differences on translation to presentation currency	1,146	333
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	1,116	304
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	(124)	(14)
Total other comprehensive income that will be reclassified to profit or loss in subsequent periods	(124)	(14)
Total other comprehensive income	990	290
Total comprehensive loss	(27,744)	(7,129)
Net income (loss) attributable to:
Equity holders of the Company	(28,698)	(7,292)
Non-controlling interests	(36)	(127)
Net Loss	(28,734)	(7,419)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(27,806)	(7,047)
Non-controlling interests	64	(82)
Total comprehensive loss	$ (27,744)	$ (7,129)
Net earnings (loss) per share attributable to equity holders of the Company
Basic and diluted (in dollars per share)	$ (0.74)	$ (0.23)